UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: May 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET

NEW YORK TAX FREE MONEY MARKET FUND

FORM N-Q

MAY 31, 2015

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 100.8%
Education - 13.4%
Amherst, NY, Development Corp., Student Housing Facility Revenue, UBF Facility Student Housing Corp., LOC-HSBC Bank USA N.A.	0.150%	10/1/35	$1,830,000	$1,830,000	(a)(b)
New York State Dormitory Authority Revenue:
Columbia University	5.000%	7/1/15	100,000	100,391
Cornell University, SPA-JPMorgan Chase	0.100%	7/1/29	2,540,000	2,540,000	(a)(b)
Cornell University, SPA-JPMorgan Chase	0.100%	7/1/30	1,175,000	1,175,000	(a)(b)
Non-State Supported Debt, Columbia University	0.070%	9/1/39	1,860,000	1,860,000	(a)(b)
Non-State Supported Debt, Cornell University	5.000%	7/1/15	140,000	140,543
Non-State Supported Debt, Rockefeller University, SPA-JPMorgan Chase	0.100%	7/1/32	7,300,000	7,300,000	(a)(b)
Non-State Supported Debt, Rockefeller University, SPA-U.S. Bank N.A.	0.070%	7/1/40	1,025,000	1,025,000	(a)(b)
Non-State Supported Debt, St. John’s University, LOC-U.S. Bank N.A.	0.090%	7/1/37	10,910,000	10,910,000	(a)(b)
Non-State Supported Debt, University of Rochester, LOC-JPMorgan Chase	0.130%	7/1/33	1,200,000	1,200,000	(a)(b)
State Supported Debt, City University of New York, LOC-TD Bank N.A.	0.090%	7/1/31	4,600,000	4,600,000	(a)(b)
Onondaga County, NY, Trust Cultural Resource Revenue, Syracuse University Project, LOC-Bank of America N.A.	0.080%	12/1/29	3,600,000	3,600,000	(a)(b)
Tompkins County, NY, Industrial Development Agency Revenue, Civic Facility, Cornell University, SPA-JPMorgan Chase	0.080%	7/1/30	540,000	540,000	(a)(b)

Total Education				36,820,934

Finance - 5.3%
New York City, NY, TFA Revenue:
New York City Recovery Project	5.000%	11/1/15	150,000	152,930
New York City Recovery Project, SPA-Royal Bank of Canada	0.090%	11/1/22	4,755,000	4,755,000	(a)(b)
New York City Recovery Project, SPA-Royal Bank of Canada	0.090%	11/1/22	3,700,000	3,700,000	(a)(b)
New York City, NY, TFA, Building Aid Revenue	4.000%	7/15/15	615,000	617,685
New York State Housing Finance Agency Revenue, Gotham West Housing, LOC-Wells Fargo Bank N.A.	0.080%	5/1/45	1,900,000	1,900,000	(a)(b)
New York State LGAC Revenue, Senior Lien	0.080%	4/1/21	3,355,000	3,355,000	(a)(b)

Total Finance				14,480,615

General Obligation - 14.4%
Batavia, NY, GO, BAN	1.000%	5/12/16	1,050,000	1,052,954
Bethlehem, NY, CSD, GO, BAN	1.000%	7/22/15	500,000	500,452
Camillus, NY, GO, BAN	1.000%	3/25/16	288,791	289,725
Carmel, NY, GO, BAN	1.000%	10/9/15	728,000	729,833
Chemung County, NY, GO:
BAN	1.000%	10/16/15	985,965	988,100
BAN	1.000%	12/18/15	313,003	313,718
Clinton, NY, CSD, GO, BAN	1.000%	6/25/15	800,000	800,262
East Rockaway, NY, GO, BAN	1.000%	6/11/15	1,000,000	1,000,177
Eastchester, NY, GO, BAN	1.250%	7/22/15	532,219	532,848
Hamburg Town, NY, GO, BAN	1.000%	7/9/15	1,500,000	1,501,042
Huntington, NY, GO, Public Improvement	5.000%	6/15/15	125,000	125,224
Irondequoit, NY, GO	1.125%	12/11/15	267,150	267,985
Irondequoit, NY, GO, BAN	1.000%	12/18/15	400,000	401,024

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
General Obligation - (continued)
Katonah-Lewisboro, NY, Union Free School District, GO, BAN	1.000%	7/10/15	$1,767,600	$1,768,784
LaGrange, NY, GO, BAN	1.000%	12/23/15	310,866	311,734
Lindenhurst, NY, GO, BAN, Public Improvement	1.000%	8/14/15	1,000,000	1,001,312
Mamaroneck Village, NY, GO, BAN	1.000%	9/3/15	545,526	546,456
Nassau County, NY, GO:
RAN	2.000%	3/15/16	2,500,000	2,527,375	(c)
TAN	2.000%	9/15/15	585,000	587,809
New Hartford, NY, CSD, GO, BAN	1.000%	10/2/15	213,880	214,217
New Paltz, NY, GO, BAN	1.000%	9/23/15	371,000	371,483
New Windsor, NY, GO:
BAN	1.000%	12/30/15	725,000	727,009
BAN	1.000%	1/15/16	600,000	601,675
New York City, NY, GO	3.000%	8/1/15	100,000	100,422
New York City, NY, GO	5.000%	8/1/15	195,000	196,549
New York City, NY, GO	5.000%	8/1/15	100,000	100,791
New York City, NY, GO	5.000%	8/1/15	100,000	100,785
New York City, NY, GO	0.080%	8/1/36	1,900,000	1,900,000	(a)(b)
New York City, NY, GO:
AGM	3.600%	8/1/15	100,000	100,538
LOC-Bank of New York Mellon	0.080%	3/1/34	1,000,000	1,000,000	(a)(b)
LOC-Bank of Tokyo-Mitsubishi UFJ	0.070%	4/1/42	2,000,000	2,000,000	(a)(b)
LOC-Mizuho Corporate Bank	0.090%	10/1/38	2,600,000	2,600,000	(a)(b)
LOC-PNC Bank N.A.	0.080%	8/1/41	1,150,000	1,150,000	(a)(b)
LOC-PNC Bank N.A.	0.100%	4/1/42	1,000,000	1,000,000	(a)(b)
Orchard Park Town, NY, GO, BAN	1.000%	10/22/15	1,855,000	1,859,193
Ossining Town, NY, GO, BAN	1.000%	8/21/15	266,666	266,937
Plattsburgh, NY, City School District, GO	1.000%	7/31/15	500,000	500,557
Pleasantville, NY, GO, BAN	1.000%	8/21/15	318,000	318,421
Port of Jefferson, NY, GO, BAN	1.000%	12/17/15	400,000	401,302
Port of Jervis, NY, GO, BAN	1.000%	1/21/16	1,000,000	1,002,545
Ridge Road, NY, Fire District, GO, BAN	1.000%	10/7/15	374,000	374,455
Saltaire Village, NY, GO, RAN	1.000%	10/23/15	1,000,000	1,002,355
Skaneateles, NY, CSD, GO, BAN	1.000%	6/30/15	900,000	900,409
South Colonie, NY, CSD, GO, BAN	1.000%	8/21/15	310,878	311,252
Spencerport, NY, CSD, GO, BAN	1.000%	6/24/15	1,025,000	1,025,418
Tuckahoe, NY, Common School District Southampton, GO, TAN	1.000%	6/26/15	500,000	500,212
Valhalla, NY, Union Free School District, GO, BAN	1.000%	10/16/15	804,686	806,550
Victor, NY, GO, BAN	1.000%	12/18/15	1,130,000	1,133,325
West Hempstead, NY, Union Free School District, GO, TAN	1.000%	6/26/15	1,000,000	1,000,362
Westhampton Beach, NY, Fire District, GO, BAN	1.000%	8/4/15	760,000	760,569

Total General Obligation				39,574,145

Health Care - 7.4%
Dutchess County, NY, Industrial Development Agency, Civic Facility Revenue, Marist College Civic Facility, LOC-TD Bank N.A.	0.090%	7/1/38	100,000	100,000	(a)(b)
Franklin County, NY, Civic Development Corp. Revenue, Alice Hyde Medical Center Project, LOC-HSBC Bank USA N.A.	0.100%	10/1/38	970,000	970,000	(a)(b)
Nassau Health Care Corp., NY, Revenue, Nassau County GTD, LOC-TD Bank N.A.	0.090%	8/1/29	200,000	200,000	(a)(b)
New York City, NY, Health & Hospital Corp. Revenue, LOC-JPMorgan Chase	0.130%	2/15/26	3,560,000	3,560,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care - (continued)
New York State Dormitory Authority Revenues:
Catholic Health System Obligation, LOC-HSBC Bank USA N.A.	0.100%	7/1/25	$100,000	$100,000	(a)(b)
Non-State Supported Debt, Memorial Sloan Kettering, Guaranty Agreement	5.000%	7/1/15	325,000	326,267
Non-State Supported Debt, Northern Westchester Association, LOC-TD Bank N.A.	0.090%	11/1/34	1,435,000	1,435,000	(a)(b)
Niagara, NY, Area Development Corp. Revenue, Niagara Falls Memorial Medical Center, LOC-HSBC Bank USA N.A.	0.100%	11/1/36	3,345,000	3,345,000	(a)(b)
Syracuse, NY, Industrial Development Agency, Civic Facility Revenue, Crouse Health Hospital Inc. Project, LOC-HSBC Bank USA N.A.	0.100%	1/1/23	520,000	520,000	(a)(b)
Westchester County, NY, Industrial Development Agency, Civic Facility Revenue, Northern Westchester Hospital Association, LOC-TD Bank N.A.	0.090%	11/1/24	9,585,000	9,585,000	(a)(b)

Total Health Care				20,141,267

Housing: Multi-Family - 21.8%
New York City, NY, HDC Revenue:
FNMA, LIQ-FNMA	0.080%	4/15/36	500,000	500,000	(a)(b)
Related-West 89th Street Development, FNMA, LIQ-FNMA	0.080%	11/15/29	2,600,000	2,600,000	(a)(b)(d)
New York City, NY, HDC, MFH Revenue, LIQ-JPMorgan Chase	0.100%	5/1/18	3,400,000	3,400,000	(a)(b)
New York City, NY, HDC, Multi-Family Mortgage Revenue:
HPS 50th Avenue Associates LLC, LOC-Wells Fargo Bank N.A.	0.100%	12/1/44	4,725,000	4,725,000	(a)(b)
HPS 50th Avenue Associates LLC, LOC-Wells Fargo Bank N.A.	0.100%	6/1/48	1,725,000	1,725,000	(a)(b)
Markham Gardens Apartments, LIQ-FHLMC	0.100%	1/1/40	600,000	600,000	(a)(b)(d)
Sons of Italy Apartments, LOC-Wells Fargo Bank N.A.	0.090%	2/1/49	1,500,000	1,500,000	(a)(b)
New York State Housing Finance Agency Revenue:
10 Liberty, FHLMC, LIQ-FHLMC	0.080%	5/1/35	1,365,000	1,365,000	(a)(b)
42nd & 10th Housing, FHLMC, LIQ-FHLMC	0.080%	11/1/41	7,000,000	7,000,000	(a)(b)
FNMA, LIQ-FNMA	0.080%	5/15/31	1,700,000	1,700,000	(a)(b)(d)
Gotham West Housing, LOC-Wells Fargo Bank N.A.	0.080%	5/1/45	3,300,000	3,300,000	(a)(b)
Housing 160 Madison Avenue LLC, LOC-PNC Bank N.A.	0.100%	11/1/46	10,490,000	10,490,000	(a)(b)
Housing 855 Sixth, LOC-Wells Fargo Bank N.A.	0.090%	11/1/47	5,000,000	5,000,000	(a)(b)
MFH Secured Mortgage, LIQ-FHLMC	0.100%	11/1/29	530,000	530,000	(a)(b)(d)
Victory Housing, LIQ-FHLMC	0.080%	11/1/33	6,000,000	6,000,000	(a)(b)(d)
West 30th Street Housing, LOC-Wells Fargo Bank N.A.	0.120%	5/1/45	1,000,000	1,000,000	(a)(b)
Weyant Green Apartments, FNMA, LIQ-FNMA	0.080%	5/15/37	1,100,000	1,100,000	(a)(b)(d)
Worth Street, LIQ-FNMA	0.080%	5/15/33	7,100,000	7,100,000	(a)(b)(d)

Total Housing: Multi-Family				59,635,000

Housing: Single Family - 5.0%
New York State Housing Finance Agency Revenue:
10 Barclay Street, LIQ-FNMA	0.090%	11/15/37	5,500,000	5,500,000	(a)(b)
345 East 94th Street Associates LLC, LIQ-FHLMC	0.110%	11/1/30	1,600,000	1,600,000	(a)(b)(d)
Ramapo, NY, Housing Authority Revenue, Spring Valley Homes Redevelopment Project LLC, LIQ-FNMA	0.110%	12/15/38	6,610,000	6,610,000	(a)(b)(d)

Total Housing: Single Family				13,710,000

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Revenue - 2.5%
Lancaster, NY, Industrial Development Agency, IDR, Sealing Devices Inc. Facility, LOC-HSBC Bank USA N.A.	0.170%	12/1/20	$1,220,000	$1,220,000	(a)(b)(d)
New York City, NY, Industrial Development Agency, Civic Facility Revenue:
Auditory, Oral School Project, LOC-Wells Fargo Bank N.A.	0.080%	12/1/32	1,425,000	1,425,000	(a)(b)
Jewish Board of Family and Children’s Services Inc., LOC-TD Bank N.A.	0.090%	7/1/25	2,495,000	2,495,000	(a)(b)
New York City, NY, Industrial Development Agency, IDR, PS Bibbs Inc., LOC-JPMorgan Chase	0.230%	6/1/21	955,000	955,000	(a)(b)(d)
Suffolk County, NY, Industrial Development Agency, IDR, Third Project Wolf Family, LOC-HSBC Bank USA N.A.	0.200%	10/1/17	670,000	670,000	(a)(b)(d)

Total Industrial Revenue				6,765,000

Life Care Systems - 0.4%
New York State Dormitory Authority Revenue, Catholic Health System Obligation, LOC-HSBC Bank USA N.A.	0.100%	7/1/25	1,140,000	1,140,000	(a)(b)

Miscellaneous - 2.7%
Build NYC Resource Corp., NY, Revenue, Loan Enhanced Assistance Program, LOC-JPMorgan Chase	0.070%	3/1/38	7,260,000	7,260,000	(a)(b)
New York State Urban Development Corp. Revenue, Service Contract	5.000%	1/1/16	100,000	102,675

Total Miscellaneous				7,362,675

Power - 4.2%
Long Island, NY, Power Authority Revenue, LOC-Barclays Bank PLC	0.090%	5/1/33	2,500,000	2,500,000	(a)(b)
New York State Energy Research & Development Authority Revenue:
Consolidated Edison Co. of New York Inc. Project, LOC-Scotiabank	0.080%	6/1/36	2,000,000	2,000,000	(a)(b)(d)
Consolidated Edison Co. of New York Inc. Project, LOC-Scotiabank	0.090%	6/1/36	2,000,000	2,000,000	(a)(b)(d)
Consolidated Edison Co. of New York Inc. Project, LOC-Scotiabank	0.100%	6/1/36	200,000	200,000	(a)(b)(d)
Consolidated Edison Co. of New York Inc. Project, LOC-Scotiabank	0.110%	6/1/36	4,700,000	4,700,000	(a)(b)(d)

Total Power				11,400,000

Public Facilities - 6.8%
New York City, NY, Trust for Cultural Resources Revenue:
Lincoln Center for the Performing Arts Inc., LOC-Bank of America N.A.	0.090%	12/1/35	7,590,000	7,590,000	(a)(b)
Lincoln Center for the Performing Arts Inc., LOC-Bank of America N.A.	0.090%	12/1/35	1,390,000	1,390,000	(a)(b)
Metropolitan Museum of Art	0.090%	10/1/36	2,450,000	2,450,000	(a)(b)
Metropolitan Museum of Art	0.090%	10/1/36	800,000	800,000	(a)(b)
New York Botanical Garden, LOC-JPMorgan Chase	0.100%	7/1/32	2,590,000	2,590,000	(a)(b)
New York State Dormitory Authority Revenue:
Metropolitan Museum of Art	0.110%	7/1/15	2,242,000	2,242,000	(a)(b)
Metropolitan Museum of Art	0.110%	7/1/23	1,450,000	1,450,000	(a)(b)

Total Public Facilities				18,512,000

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tax Allocation - 5.0%
Erie County, NY, Fiscal Stability Authority Revenue:
Sales Tax & State Aid Secured	5.000%	7/1/15	$100,000	$100,389
Sales Tax & State Aid Secured	4.000%	12/1/15	150,000	152,635
Nassau County, NY, Interim Finance Authority Revenue:
LOC-Sumitomo Mitusi Banking, Sales Tax Secured	0.080%	11/15/21	11,830,000	11,830,000	(a)(b)
Sales Tax Secured	3.000%	11/15/15	100,000	101,157
New York City, NY, TFA Revenue, Future Tax Secured	0.080%	8/1/43	1,325,000	1,325,000	(a)(b)
New York State Dormitory Authority, State Personal Income Tax Revenue	5.000%	6/15/15	100,000	100,182
New York State Environmental Facilities Corp., State Personal Income Tax Revenue, Environment	5.000%	12/15/15	125,000	128,176

Total Tax Allocation				13,737,539

Transportation - 8.2%
MTA, NY, Dedicated Tax Fund Revenue, LOC-State Street Bank & Trust Co.	0.100%	11/1/22	5,810,000	5,810,000	(a)(b)
MTA, NY, Revenue:
LOC-JPMorgan Chase	0.080%	11/1/35	3,300,000	3,300,000	(a)(b)
LOC-PNC Bank N.A.	0.080%	11/1/35	2,250,000	2,250,000	(a)(b)
Port Authority of New York & New Jersey Revenue	5.000%	7/15/15	200,000	201,116
Port Authority of New York & New Jersey Revenue:
AGM	5.000%	8/15/15	150,000	151,452
AMBAC-TCRS	5.200%	9/1/15	150,000	151,831
Triborough Bridge & Tunnel Authority, NY, Revenues:
LOC-TD Bank N.A.	0.090%	11/1/35	7,335,000	7,335,000	(a)(b)
LOC-Wells Fargo Bank N.A.	0.070%	1/1/33	2,500,000	2,500,000	(a)(b)
MTA Bridges & Tunnels	5.000%	11/15/15	225,000	229,787
NATL-IBC	5.250%	11/15/15	635,000	649,158

Total Transportation				22,578,344

Water & Sewer - 3.7%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, SPA-Dexia Credit Local	0.090%	6/15/33	9,700,000	9,700,000	(a)(b)
New York State Environmental Facilities Corp., State Clean Water & Drinking Revenue	5.000%	6/15/15	125,000	125,225
New York State Environmental Facilities Corp., State Clean Water & Drinking Revenue:
NYC Municipal Water Finance Authority Project	4.000%	6/15/15	200,000	200,274
Revolving Funds, Municipal Water Finance	4.500%	6/15/15	125,000	125,203

Total Water & Sewer				10,150,702

TOTAL INVESTMENTS - 100.8% (Cost - $276,008,221#)				276,008,221
Liabilities in Excess of Other Assets - (0.8)%				(2,234,874)

TOTAL NET ASSETS - 100.0%				$273,773,347

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Security is purchased on a when-issued basis.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2015

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BAN	— Bond Anticipation Notes
CSD	— Central School District
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
IBC	— Insured Bond Certificates
IDR	— Industrial Development Revenue
LGAC	— Local Government Assistance Corporation
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
RAN	— Revenue Anticipation Notes
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TAN	— Tax Anticipation Notes
TCRS	— Transferable Custodial Receipts
TFA	— Transitional Finance Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset New York Tax Free Money Market Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$276,008,221	—	$276,008,221

†	See Schedule of Investments for additional detailed categorizations.

2. Money market fund reform

In July 2014, the U.S. Securities and Exchange Commission adopted money market fund reform to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The reforms will require institutional prime and institutional municipal money market funds to sell and redeem shares at prices based on their market value (a floating net asset value). The reforms will also allow money market funds to impose liquidity fees and suspend redemptions temporarily, and will impose new requirements related to diversification, stress testing, and disclosure. As a result, the Fund may be required to implement changes that will impact and may adversely affect the Fund and its investors. The new rules will take effect in stages over the next two years.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 23, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	July 23, 2015